General (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended		12 Months Ended
	Dec. 14, 2022	Mar. 20, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Nov. 25, 2022	Sep. 16, 2022
General (Details) [Line Items]
Revenues				$ 45	$ 142	$ 57
Net proceeds			$ 13,300
Accumulated losses				$ 13,400
Ordinary Shares (in Shares)				15,049,720	11,136,850			40,000
Exercise price (in Dollars per share)			$ 2
Warrant exercised (in Shares)								40,000
Gross proceeds				$ 16,000
Underwriting net proceed				14,900
Underwriting discounts and commissions				$ 1,100
Share price (in Dollars per share)		$ 0.54		$ 2
Warrant price (in Dollars per share)		$ 0.09
Ordinary share price (in Dollars per share)				1.22
Warrant [Member]
General (Details) [Line Items]
Exercise price (in Dollars per share)			$ 2	4
Exercise price of warrants (in Dollars per share)	$ 2
Ordinary Share [Member]
General (Details) [Line Items]
Exercise price (in Dollars per share)				$ 6.345
Ordinary share price (in Dollars per share)							$ 1
IPO [Member]
General (Details) [Line Items]
Ordinary Shares (in Shares)			3,750,000
Exercise price (in Dollars per share)	$ 2
Gross after other IPO expenses				$ 13,300
Over-Allotment Option [Member]
General (Details) [Line Items]
Ordinary Shares (in Shares)			1,125,000
Over-Allotment Option [Member] | Warrant [Member]
General (Details) [Line Items]
Warrants (in Shares)			1,125,000
Mudra Inspire Development Kits [Member]
General (Details) [Line Items]
Revenues				$ 84